Item 1. Schedule of Investments:

--------------------------------

Putnam Health Sciences Trust
The fund's portfolio
May 31, 2005 (Unaudited)
Common stocks (97.6%) (a)
Number of shares		Value
Biotechnology (18.1%)
3,163,200	Amgen, Inc. (NON)	$197,953,056
594,800	Amylin Pharmaceuticals, Inc. (NON) (S)	9,504,904
791,600	Biogen Idec, Inc. (NON) (S)	30,951,560
335,400	Charles River Laboratories International, Inc. (NON)	16,129,386
867,300	Chiron Corp. (NON) (S)	32,558,442
1,729,400	Genentech, Inc. (NON)	137,054,950
847,100	Genzyme Corp. (NON) (S)	52,850,569
199,235	Idenix Pharmaceuticals, Inc. (NON) (S)	4,068,379
231,600	Neurocrine Biosciences, Inc. (NON) (S)	8,724,372
12,100	Nexia Biotechnologies, Inc. (Canada)	1,930
256,972	Nexia Biotechnologies, Inc. 144A (Canada)	40,988
606,900	PerkinElmer, Inc.	11,609,997
		501,448,533
Consumer Services (--%)
85,100	Stewart Enterprises, Inc. Class A	503,792

Health Care Services (15.3%)
185,600	AMERIGROUP Corp. (NON) (S)	7,282,944
765,000	AmerisourceBergen Corp.	49,396,050
1,824,100	Cardinal Health, Inc.	105,670,113
317,900	CIGNA Corp.	30,915,775
298,000	Coventry Health Care, Inc. (NON)	20,746,760
735,200	HCA, Inc. (S)	39,700,800
1,250,000	Health Management Associates, Inc. Class A (S)	31,525,000
688,500	Medco Health Solutions, Inc. (NON) (S)	34,425,000
255,000	PacifiCare Health Systems, Inc. (NON)	16,021,650
187,100	Quest Diagnostics, Inc.	19,645,500
530,700	Triad Hospitals, Inc. (NON) (S)	26,917,104
326,400	WellPoint, Inc. (NON)	43,411,200
		425,657,896
Medical Technology (15.2%)
1,078,200	Baxter International, Inc. (S)	39,785,580
605,100	Becton, Dickinson and Co.	34,762,995
1,221,700	Boston Scientific Corp. (NON) (S)	33,095,853
313,300	C.R. Bard, Inc.	21,382,725
96,400	Dade Behring Holdings, Inc.	6,444,340
220,200	Edwards Lifesciences Corp. (NON)	10,065,342
2,479,700	Medtronic, Inc.	133,283,875
106,700	Nobel Biocare Holding AG (Switzerland)	21,336,571
102,300	Respironics, Inc. (NON)	6,837,732
1,902,300	St. Jude Medical, Inc. (NON)	76,320,276
351,700	Synthes, Inc. (Switzerland)	38,738,708
		422,053,997
Pharmaceuticals (49.0%)
2,066,800	Abbott Laboratories (S)	99,702,432
633,800	Allergan, Inc. (S)	48,999,078
1,142,000	Astellas Pharma, Inc. (Japan)	41,118,782
536,838	Aurobindo Pharma, Ltd. (India)	3,615,552
656,000	Barr Pharmaceuticals, Inc. (NON) (S)	33,337,920
45,000	Basilea Pharmaceutical 144A (Switzerland) (NON)	2,964,570
230,700	Cephalon, Inc. (NON) (S)	9,786,294
1,706,600	Eli Lilly Co.	99,494,780
1,727,900	GlaxoSmithKline PLC ADR (United Kingdom) (S)	85,876,630
3,630,300	Johnson & Johnson	243,593,130
926,000	Matrix Laboratories, Ltd. (India)	3,904,577
3,280,900	Novartis AG (Switzerland)	160,657,873
148,600	Par Pharmaceutical Cos., Inc. (NON) (S)	4,755,200
4,378,800	Pfizer, Inc.	122,168,520
1,029,786	Roche Holding AG (Switzerland)	130,222,798
2,064,000	Sankyo Co., Ltd. (Japan)	42,425,390
689,200	Takeda Pharmaceutical Co., Ltd. (Japan)	33,449,480
922,800	Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	30,793,836
3,809,200	Wyeth	165,205,004
		1,362,071,846
	Total Common stocks (cost $2,018,286,066)	$2,711,736,064
Convertible preferred stocks (0%) (a)
Number of shares		Value
342,000	Third Wave Technologies, Inc. Ser. F, 10.00% cv. pfd.	$1,285,920
	Total Convertible preferred stocks (cost $3,002,107)	$1,285,920
Short-term investments (5.4%) (a)
Principal amount		Value
$83,349,906	Short-term investments held as collateral for loaned securities with yields ranging from 3.01% to 3.21% and due dates ranging from June 1, 2005 to June 27, 2005 (d)	$83,263,194
67,637,753	Putnam Prime Money Market Fund (e)	67,637,753
	Total Short-term investments (cost $150,900,947)	$150,900,947
	Total Investments (cost $2,172,189,120)(b)	$2,863,922,931

Putnam Health Sciences Trust
Forward currency contracts to buy at May 31, 2005 (Unaudited)
(aggregate face value $230,867,415)
				Unrealized
		Aggregate	Delivery	appreciation
	Value	face value	date

Japanese Yen	31,212,427	31,864,488	8/17/05	$652,061
Swiss Franc	186,371,315	199,002,927	6/15/05	$12,631,612

				$13,283,673

Putnam Health Sciences Trust
Forward currency contracts to sell at May 31, 2005 (Unaudited)
(aggregate face value $226,256,345)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	7,786,042	7,846,281	7/20/05	$(60,239)
British Pound	92,513,015	96,500,142	6/15/05	(3,987,127)
Canadian Dollar	5,792,763	5,950,995	7/20/05	(158,232)
Danish Krone	11,409,244	12,147,504	6/15/05	(738,260)
Euro	97,920,653	103,811,423	6/15/05	(5,890,770)

				$(10,834,628)

Putnam Health Sciences Trust
Futures contracts outstanding at May 31, 2005 (Unaudited)

	Number of		Expiration	Unrealized	Aggregate
	contracts	Value	date	depreciation	face value

S&P 500 Index (Long)	36	$10,730,700	Jun-05	$(13,158)	$10,743,858

	NOTES
(a)	Percentages indicated are based on net assets of $2,778,629,184.

(b)

The aggregate identified cost on a tax basis is $2,216,392,103, resulting in gross unrealized appreciation and depreciation of $681,071,753 and $33,540,925, respectively, or net unrealized appreciation of $647,530,828.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at May 31, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At May 31, 2005, the value of securities loaned amounted to $80,887,863.  The fund received cash collateral of $83,263,194 which is pooled with collateral of other Putnam funds into 21 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $317,714 for the period ended May 31, 2005.  During the period ended May 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $447,796,058 and $417,256,979, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

	At May 31, 2005, 2005, liquid assets totaling $10,730,700 have been designated as collateral for open future contracts.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at May 31, 2005: (as a percentage of Portfolio Value)

	Israel	1.1%
	Japan	4.3
	Switzerland	13.0
	United Kingdom	3.2
	United States	78.1
	Other	0.3
	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: July 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: July 28, 2005